Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2025
Real Estate and Accumulated Depreciation
Real Estate and Accumulated Depreciation

Schedule III: Real Estate and Accumulated Depreciation

(in thousands)

				Initial Cost to		Costs	Gross Amount at Which Carried
				the Company		Capitalized	As of December 31, 2025
			Encumbrances at	Land and	Buildings and	Subsequent to	Land and	Buildings and		Accumulated	Year	Year
	City	State	December 31, 2025	Improvements	Improvements(1)	Acquisition(2)	Improvements	Improvements	Total(3)	Depreciation(4)	Constructed(5)	Acquired(6)
AL7216	Birmingham	AL	$—	$6,193	$32,146	$11,006	$6,755	$42,590	$49,345	$(11,625)	1991	2020
FL7217	Bradenton	FL	—	5,216	88,090	47,873	6,116	135,063	141,179	(32,469)	1985	2020
FL7209	Clearwater	FL	62,286	6,680	132,521	33,242	7,589	164,854	172,443	(31,781)	1991	2020
FL7210	Jacksonville	FL	—	19,660	167,860	33,463	21,459	199,524	220,983	(46,342)	1989	2020
FL7208	Leesburg	FL	—	8,941	65,698	32,223	9,867	96,995	106,862	(23,095)	1990	2020
FL7207	Port Charlotte	FL	—	5,344	159,612	25,638	7,171	183,423	190,594	(36,337)	1987	2020
FL7211	Seminole	FL	40,402	14,080	77,485	21,066	15,052	97,579	112,631	(18,068)	1990	2020
FL7212	Seminole	FL	—	13,038	116,819	24,472	13,902	140,427	154,329	(30,835)	1982	2020
FL7202	Sun City Center	FL	—	25,254	175,535	36,428	26,990	210,227	237,217	(55,052)	1992	2020
FL7218	The Villages	FL	—	6,311	113,061	21,813	7,095	134,090	141,185	(31,191)	2009	2020
MA5349	Cambridge	MA	—	6,841	—	—	6,841	—	6,841	—	—	2021
MI7201	Holland	MI	—	1,572	88,960	16,153	2,149	104,536	106,685	(22,859)	1991	2020
PA7215	Coatesville	PA	—	12,949	126,243	26,200	13,833	151,559	165,392	(32,032)	1998	2020
PA7205	Haverford	PA	—	16,461	108,816	41,037	16,461	149,853	166,314	(63,317)	1989	2006
TX7213	Spring	TX	—	3,210	30,085	15,534	3,601	45,228	48,829	(9,687)	2008	2020
VA7206	Fort Belvoir	VA	—	11,594	99,528	27,010	11,594	126,538	138,132	(60,607)	1990	2006
			$102,688	$163,344	$1,582,459	$413,158	$176,475	$1,982,486	$2,158,961	$(505,297)
(1)	Assets with no initial buildings and improvements costs represent land held for development.
(2)	Includes adjustments for impairments, disposals, casualty events, and costs capitalized subsequent to acquisition.
(3)	As of December 31, 2025, the aggregate gross cost of property included above for federal income tax purposes was approximately $2.4 billion.
(4)	Buildings and improvements are depreciated over useful lives ranging from five to 40 years.
(5)	Year of original construction.
(6)	Year acquired from a third-party or year the Company acquired a controlling interest.

A summary of activity for real estate and accumulated depreciation is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Real estate:
Balances at beginning of year	$2,034,552	$2,036,649
Acquisition of real estate and development and improvements	124,679	71,710
Dispositions of real estate	—	(30,331)
Casualty impairments	—	(41,756)
Other(1)	(270)	(1,720)
Balances at end of year	$2,158,961	$2,034,552
Accumulated depreciation:
Balances at beginning of year	$429,905	$356,263
Depreciation expense	78,065	84,126
Dispositions of real estate	—	(4,060)
Casualty impairments	—	(5,602)
Other(1)	(2,673)	(822)
Balances at end of year	$505,297	$429,905
(1)	Primarily represents real estate and accumulated depreciation related to fully depreciated assets.